Taxes on Income (Details) - Schedule of deferred tax liabilities, net - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax liabilities, net [Abstract]
Deferred taxes assets	$ 39,750	$ 38,865
Deferred tax liabilities	(68,367)	(53,854)
Total	(28,617)	(14,989)
Net operating losses carried forward	5,377	6,115
Intangibles, fixed asset and right-of-use assets	(78,885)	(56,036)
Lease liability	31,358	22,863
Differences in measurement basis (cash basis for tax purposes)	(683)	(345)
Other	$ 14,216	$ 12,414